SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Jun. 30, 2015	Jan. 31, 2015
Option Contract, Net	$ 1,489	$ 12,463
Option Contract [Member]
Option Contract	24,375	24,375
Accumulated Amortization	(22,886)	(11,912)
Option Contract, Net	$ 1,489	$ 12,463